Post-Employment Benefits - Summary of Pension Costs for Defined Contribution Plans and Defined Benefit Plans (Parenthetical) (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Defined Benefit Plans Expense Recognized In Income Statement [Line Items]
Defined benefit plans interest cost	kr 517	kr 361	kr 262
United Kingdom [member]
Disclosure Of Defined Benefit Plans Expense Recognized In Income Statement [Line Items]
Defined benefit plans net interest income	626
Defined benefit plans interest cost	kr 514